RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Services received from HDSI and as requested by the Company	$ 1,548,000	$ 597,000
Information technology-infrastructure and support services	63,000	30,000
Office rent	40,000	22,000
Reimbursement at cost of third party expense incurred by HDSI on behalf of the Company	345,000	185,000
Transactions with related party	$ 1,996,000	$ 834,000